Borrowings - Movement (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Subclassifications of assets, liabilities and equities [abstract]
Beginning balance	R$ 965,475	R$ 710,552	R$ 242,404
Proceeds from borrowings	2,565,490	1,449,445	615,984
Repayment of principal amount	(2,368,806)	(1,456,017)	(299,613)
Accrued interest	226,755	319,557
Borrowings from acquired companies	61,793	25,756	85,097
Foreign exchange differences	17,215
Exchange rate translation	(786)	11,921
Interest payment	(241,566)	(95,739)	(7,401)
Ending balance	R$ 1,225,570	R$ 965,475	R$ 710,552